Note Payable - Related Party (Details Narrative) (USD $)	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Note Payable - Related Party Details Narrative
Note bears interest rate	6.00%		6.00%
Accrued interest on notes	$ 4,021	$ 764
Note Payable Related Party	$ 68,926	$ 33,133